Registration No. 333-233170
811-022589

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 23
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor's Principal Executive Offices)
(515) 246-5688
(Depositor's Telephone Number, including Area Code)
Britney Schnathorst
Principal National Life Insurance Company
Principal Financial Group
Des Moines, Iowa 50392-0300
(515) 235-1209
(Name and Address of Agent for Service)

Principal Executive Variable Universal Life III
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
  XX     on October 1, 2021 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
    ____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

EXPLANATORY NOTE
Registrant is filing this post-effective amendment no. 23 for the Principal Executive Variable Universal Life III policy (this “Amendment”) for the sole purpose of adding a supplement to Registrant’s post-effective amendment no. 21 to its registration statement dated May 1, 2021. Except as specifically noted in the supplement, this Amendment is not intended to amend or delete any part of the Registration Statement, which is incorporated by reference herein.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

SUPPLEMENT DATED OCTOBER 1, 2021
TO THE PROSPECTUS DATED MAY 1, 2021 FOR
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE III

This supplement updates information in the prospectus for Principal Executive Variable Universal Life III (the “Policy”) issued by Principal National Life Insurance Company through the Principal National Life Insurance Company Variable Life Separate Account. Retain this supplement with the prospectus.

SUMMARY: FEE TABLES

Add “For Policy Dates before October 1, 2021” to the heading of the first table.

After the first table, add the following:

Transaction Fees for Policy Dates on or after October 1, 2021*
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		7.75% of premium paid(2)
Current		7.50% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of policy value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(4)		7.50% of policy value

Add “For Policy Dates before October 1, 2021” to the heading of the second table.

After the second table, add the following:

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses For Policy Dates on or after October 1, 2021*
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance	monthly
Maximum		$83.33333 per $1,000 of net amount at risk
Minimum		$0.00167 per $1,000 of net amount at risk
Current Charge for Representative Insured(5)		$0.00667 per $1,000 of net amount at risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		0.35% of Division value per year
Monthly Policy Issue Charge (except as noted below)(7)	monthly
Maximum		$1.08418 per $1,000 of total face amount
Minimum		$0.05467 per $1,000 of total face amount
Current Charge for Representative Insured(5)		$0.06000 per $1,000 of total face amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.
Maximum		$1.08418 per $1,000 of total face amount
Minimum		$0.00547 per $1,000 of total face amount
Current Charge for Representative Insured(5)		$0.04800 per $1,000 of total face amount
Net Policy Loan Charge(6)	annually (accrued daily)
Maximum		1.0% of loan indebtedness per year(7)
Current		1.0% of loan indebtedness per year(7)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)	monthly
Maximum		$83.33333 per $1,000 of net amount at risk
Minimum		$0.00062 per $1,000 of net amount at risk
Current Charge for Representative Insured(5)		$0.00200 per $1,000 of net amount at risk

Delete the footnotes to the tables and replace with the following:

*    In states where approved; otherwise, we apply the rate(s) in effect for Policy Dates before October 1, 2021, regardless of Policy Date.
(1)     The Sales Charge varies over time and also varies with the existence of the supplemental benefit rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
(2)    Premium paid up to target premium. The maximum sales charge on premium paid in excess of target premium is 3.00% for Policy Dates before October 1, 2021 and 3.75% for Policy Dates on or after October 1, 2021 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).
(3)    In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
(4)    For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.
(5)    Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one. This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(6)    The difference between the interest charged on the loan indebtedness and the interest credited to the loan account.
(7)    This charge decreases after policy year ten.

CORPORATION ORGANIZATION AND OPERATION

Under The Fixed Account, delete the second paragraph and replace with the following:

We guarantee that the fixed account value accrues interest daily at the following effective annual rates, compounded annually. We may, in our sole discretion, credit interest at a higher rate.
•2%, for Policy Dates before October 1, 2021.
•1% for Policy Dates on or after October 1, 2021 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

CHARGES AND DEDUCTIONS

Under Premium Expense Charge (Sales Charge and Taxes), add “For Policy Dates before October 1, 2021” in the headings for the two Premium Expense Charge tables.

After the tables, add the following:

Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium) For Policy Dates on or after October 1, 2021*
	Years since issue or adjustment	Sales Charge	Federal, State and Local Taxes	Total
Current Charges(1)	through 1	3.50%	3.25%	6.75%
	2 through 7	7.50%	3.25%	10.75%
	more than 7	3.75%	3.25%	7.00%

Maximum Charges(2)	1 through 7	7.75%	3.25%	11.00%
	more than 7	3.75%	3.25%	7.00%

*    In states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date.
(1)    When the Supplemental Benefit Rider is elected, the year 2 target premium and applicable sales charge is calculated based upon the following three-tiered structure as follows (current sales charge noted):
•7.50% is charged up to the target premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.50% is charged between SBR target and the applicable full base policy target premium.
•0.50% is charged on the excess above the full base policy target premium.
(2)    When the Supplemental Benefit Rider is elected, the year 2 target premium and applicable sales charge is calculated based upon a three-tiered structure as follows (maximum sales charge noted):
•7.75% maximum is charged up to the target premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.75% maximum is charged between SBR target and the applicable full base policy target premium.
•3.75% maximum is charged on the excess above the full base policy target premium.

Premium Expense Charge (as a % of Premium Paid) (Over Target Premium) For Policy Dates on or after October 1, 2021*
	Years since issue or adjustment	Sales Charge	Federal, State and Local Taxes	Total
Maximum Charges	all years	3.75%	3.25%	7.00%

*    In states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date.

Under Monthly Policy Charge, delete the first paragraph under Cost of Insurance Charge, and replace with the following:

This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the insured’s gender (if applicable), issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate ranges from a minimum of $0.00167 per $1,000 net amount at risk to a maximum of $83.33333 per $1,000 net amount at risk.
Under Monthly Policy Charge, delete the information under Asset Based Charge, and replace with the following:

The asset based charge reimburses us for expenses associated with the maintenance, accounting and recordkeeping of the divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative.

For Policy Dates before October 1, 2021, each month we deduct an asset based charge at the following annual rates:
•Year 1-5:     0.35% of net policy value per year
•Year 6-15:     0.30% of net policy value per year
•Year 16+:     0.25% of net policy value per year

For policy dates on or after October 1, 2021, the asset based charge is 0.35% in all years (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Under Monthly Policy Charge, delete the second paragraph under Monthly Policy Issue Charge, and replace with the following:

For Policy Dates before October 1, 2021, except as described in the next sentence, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 total face amount. For Policies which have the Supplemental Benefit Rider, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 total face amount.
For Policy Dates on or after October 1, 2021, the charge ranges from a minimum of $0.05467 to a maximum of $1.08418 per $1,000 total face amount (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

GENERAL DESCRIPTION OF THE POLICY

Under Optional Insurance Benefits, delete the last sentence under Supplemental Benefit Rider, and replace with the following:

The supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 net amount at risk to $0.00062 per $1.000 net amount at risk.

DEATH BENEFITS AND POLICY VALUES

Under Death Benefit Options, delete the Example and replace with the following:

Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix B:
Death Benefit Option: 1
Total Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
For Policy Dates before October 1, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 378.88% (assuming the insured is a male) and the death benefit would be $3,409,920.
    For Policy Dates on or after October 1, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 201.591% (assuming the insured is a male) and the death benefit would be $1,814,319 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).
Under IRS Definition of Life Insurance, delete the tenth paragraph (which begins with “The example below is based…”) and replace with the following:

For Policy Dates before October 1, 2021
The example below is based on the following:
•    The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)
•    The minimum death benefit under the cash value accumulation test is $80,494 (assuming an applicable percentage of 321.976%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,705.44
Cash Value Accumulation Test	$100,000	$80,494	$74,705.44

Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:

•    $138,750 for the guideline premium/cash value corridor test
•    $214,482 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$65,521.22
Cash Value Accumulation Test	$100,000	$214,482	$166,083.83

For Policy Dates on or after October 1, 2021 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)
The example below is based on the following:
•    The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)
•    The minimum death benefit under the cash value accumulation test is $46,219 (assuming an applicable percentage of 184.874%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,917.11
Cash Value Accumulation Test	$100,000	$46,219	$74,917.11
Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:
•    $138,750 for the guideline premium/cash value corridor test
•    $138,656 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,635.00
Cash Value Accumulation Test	$100,000	$138,656	$63,540.58

LOANS

Under Policy Loans, delete the second paragraph and replace with the following:

You are charged interest on any loan indebtedness as follows:
•For Policy Dates before October 1, 2021, during the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.00% per year.
•For Policy Dates on or after October 1, 2021, during the first ten policy years, the interest rate is 3.00% per year. After policy year ten, the interest rate is 2.00% per year (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan indebtedness. Adding unpaid interest to the loan indebtedness causes additional amounts to be redeemed from the division(s) and/or fixed account and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.

Under Loan Account, delete the third paragraph and replace with the following:

Your loan account earns interest from the date of transfer as set forth below. Interest accrues daily and is paid at the end of the policy year. Once credited, interest is nonforfeitable.
•For Policy Dates before October 1, 2021, 4.00% of the amount in the loan account per year
•For Policy Dates on or after October 1, 2021, 2.00% of the amount in the loan account per year (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)

APPENDIX A

In Appendix A, delete the current heading and replace with the following:

APPENDIX A – TARGET PREMIUM RATES - For Policy Dates before October 1, 2021

In Appendix A, add the following tables to the end of the section:

TARGET PREMIUM RATES - For Policy Dates on or after October 1, 2021*
*(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Male

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	48.31	57.97	62.8	67.63	72.47	72.47	79.71	79.71	86.96	86.96	94.2	94.2	101.45	101.45	101.45	101.45
21	49.18	59.02	63.93	68.85	73.77	73.77	81.15	81.15	88.52	88.52	95.9	95.9	103.28	103.28	103.28	103.28
22	50.08	60.1	65.1	70.11	75.12	75.12	82.63	82.63	90.14	90.14	97.66	97.66	105.17	105.17	105.17	105.17
23	50.98	61.18	66.27	71.37	76.47	76.47	84.12	84.12	91.76	91.76	99.41	99.41	107.06	107.06	107.06	107.06
24	51.9	62.28	67.47	72.66	77.85	77.85	85.64	85.64	93.42	93.42	101.21	101.21	108.99	108.99	108.99	108.99
25	52.84	63.41	68.69	73.98	79.26	79.26	87.19	87.19	95.11	95.11	103.04	103.04	110.96	110.96	110.96	110.96
26	53.79	64.55	69.93	75.31	80.69	80.69	88.75	88.75	96.82	96.82	104.89	104.89	112.96	112.96	112.96	112.96
27	54.76	65.71	71.19	76.66	82.14	82.14	90.35	90.35	98.57	98.57	106.78	106.78	115	115	115	115
28	55.76	66.91	72.49	78.06	83.64	83.64	92	92	100.37	100.37	108.73	108.73	117.1	117.1	117.1	117.1
29	56.78	68.14	73.81	79.49	85.17	85.17	93.69	93.69	102.2	102.2	110.72	110.72	119.24	119.24	119.24	119.24
30	57.82	69.38	75.17	80.95	86.73	86.73	95.4	95.4	104.08	104.08	112.75	112.75	121.42	121.42	121.42	121.42
31	58.9	70.68	76.57	82.46	88.35	88.35	97.19	97.19	106.02	106.02	114.86	114.86	123.69	123.69	123.69	123.69
32	59.99	71.99	77.99	83.99	89.99	89.99	98.98	98.98	107.98	107.98	116.98	116.98	125.98	125.98	125.98	125.98
33	61.11	73.33	79.44	85.55	91.67	91.67	100.83	100.83	110	110	119.16	119.16	128.33	128.33	128.33	128.33
34	62.24	74.69	80.91	87.14	93.36	93.36	102.7	102.7	112.03	112.03	121.37	121.37	130.7	130.7	130.7	130.7
35	63.39	76.07	82.41	88.75	95.09	95.09	104.59	104.59	114.1	114.1	123.61	123.61	133.12	133.12	133.12	133.12
36	64.56	77.47	83.93	90.38	96.84	96.84	106.52	106.52	116.21	116.21	125.89	125.89	135.58	135.58	135.58	135.58
37	65.75	78.9	85.48	92.05	98.63	98.63	108.49	108.49	118.35	118.35	128.21	128.21	138.08	138.08	138.08	138.08
38	66.95	80.34	87.04	93.73	100.43	100.43	110.47	110.47	120.51	120.51	130.55	130.55	140.6	140.6	140.6	140.6
39	68.17	81.8	88.62	95.44	102.26	102.26	112.48	112.48	122.71	122.71	132.93	132.93	143.16	143.16	143.16	143.16
40	69.39	83.27	90.21	97.15	104.09	104.09	114.49	114.49	124.9	124.9	135.31	135.31	145.72	145.72	145.72	145.72
41	70.63	84.76	91.82	98.88	105.95	105.95	116.54	116.54	127.13	127.13	137.73	137.73	148.32	148.32	148.32	148.32
42	71.88	86.26	93.44	100.63	107.82	107.82	118.6	118.6	129.38	129.38	140.17	140.17	150.95	150.95	150.95	150.95
43	73.14	87.77	95.08	102.4	109.71	109.71	120.68	120.68	131.65	131.65	142.62	142.62	153.59	153.59	153.59	153.59
44	74.43	89.32	96.76	104.2	111.65	111.65	122.81	122.81	133.97	133.97	145.14	145.14	156.3	156.3	156.3	156.3
45	75.74	90.89	98.46	106.04	113.61	113.61	124.97	124.97	136.33	136.33	147.69	147.69	159.05	159.05	159.05	159.05
46	77.08	92.5	100.2	107.91	115.62	115.62	127.18	127.18	138.74	138.74	150.31	150.31	161.87	161.87	161.87	161.87
47	78.44	94.13	101.97	109.82	117.66	117.66	129.43	129.43	141.19	141.19	152.96	152.96	164.72	164.72	164.72	164.72
48	79.84	95.81	103.79	111.78	119.76	119.76	131.74	131.74	143.71	143.71	155.69	155.69	167.66	167.66	167.66	167.66
49	81.27	97.52	105.65	113.78	121.91	121.91	134.1	134.1	146.29	146.29	158.48	158.48	170.67	170.67	170.67	170.67
50	82.73	99.28	107.55	115.82	124.1	124.1	136.5	136.5	148.91	148.91	161.32	161.32	173.73	173.73	173.73	173.73
51	84.24	101.09	109.51	117.94	126.36	126.36	139	139	151.63	151.63	164.27	164.27	176.9	176.9	176.9	176.9
52	85.77	102.92	111.5	120.08	128.66	128.66	141.52	141.52	154.39	154.39	167.25	167.25	180.12	180.12	180.12	180.12
53	87.34	104.81	113.54	122.28	131.01	131.01	144.11	144.11	157.21	157.21	170.31	170.31	183.41	183.41	183.41	183.41
54	88.94	106.73	115.62	124.52	133.41	133.41	146.75	146.75	160.09	160.09	173.43	173.43	186.77	186.77	186.77	186.77
55	90.57	108.68	117.74	126.8	135.86	135.86	149.44	149.44	163.03	163.03	176.61	176.61	190.2	190.2	190.2	190.2
56	92.25	110.7	119.93	129.15	138.38	138.38	152.21	152.21	166.05	166.05	179.89	179.89	193.73	193.73	193.73	193.73
57	93.96	112.75	122.15	131.54	140.94	140.94	155.03	155.03	169.13	169.13	183.22	183.22	197.32	197.32	197.32	197.32
58	95.71	114.85	124.42	133.99	143.57	143.57	157.92	157.92	172.28	172.28	186.63	186.63	200.99	200.99	200.99	200.99
59	97.51	117.01	126.76	136.51	146.27	146.27	160.89	160.89	175.52	175.52	190.14	190.14	204.77	204.77	204.77	204.77
60	99.34	119.21	129.14	139.08	149.01	149.01	163.91	163.91	178.81	178.81	193.71	193.71	208.61	208.61	208.61	208.61
61	101.22	121.46	131.59	141.71	151.83	151.83	167.01	167.01	182.2	182.2	197.38	197.38	212.56	212.56	212.56	212.56
62	103.14	123.77	134.08	144.4	154.71	154.71	170.18	170.18	185.65	185.65	201.12	201.12	216.59	216.59	216.59	216.59
63	105.1	126.12	136.63	147.14	157.65	157.65	173.42	173.42	189.18	189.18	204.95	204.95	220.71	220.71	220.71	220.71
64	107.09	128.51	139.22	149.93	160.64	160.64	176.7	176.7	192.76	192.76	208.83	208.83	224.89	224.89	224.89	224.89
65	109.12	130.94	141.86	152.77	163.68	163.68	180.05	180.05	196.42	196.42	212.78	212.78	229.15	229.15	229.15	229.15
66	111.21	133.45	144.57	155.69	166.82	166.82	183.5	183.5	200.18	200.18	216.86	216.86	233.54	233.54	233.54	233.54

67	113.35	136.02	147.36	158.69	170.03	170.03	187.03	187.03	204.03	204.03	221.03	221.03	238.04	238.04	238.04	238.04
68	115.57	138.68	150.24	161.8	173.36	173.36	190.69	190.69	208.03	208.03	225.36	225.36	242.7	242.7	242.7	242.7
69	117.9	141.48	153.27	165.06	176.85	176.85	194.54	194.54	212.22	212.22	229.91	229.91	247.59	247.59	247.59	247.59
70	120.35	144.42	156.46	168.49	180.53	180.53	198.58	198.58	216.63	216.63	234.68	234.68	252.74	252.74	252.74	252.74
71	122.93	147.52	159.81	172.1	184.4	184.4	202.83	202.83	221.27	221.27	239.71	239.71	258.15	258.15	258.15	258.15
72	125.64	150.77	163.33	175.9	188.46	188.46	207.31	207.31	226.15	226.15	245	245	263.84	263.84	263.84	263.84
73	128.48	154.18	167.02	179.87	192.72	192.72	211.99	211.99	231.26	231.26	250.54	250.54	269.81	269.81	269.81	269.81
74	131.44	157.73	170.87	184.02	197.16	197.16	216.88	216.88	236.59	236.59	256.31	256.31	276.02	276.02	276.02	276.02
75	134.54	161.45	174.9	188.36	201.81	201.81	221.99	221.99	242.17	242.17	262.35	262.35	282.53	282.53	282.53	282.53

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Female

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	45.02	54.02	58.53	63.03	67.53	67.53	74.28	74.28	81.04	81.04	87.79	87.79	94.54	94.54	94.54	94.54
21	45.89	55.07	59.66	64.25	68.84	68.84	75.72	75.72	82.6	82.6	89.49	89.49	96.37	96.37	96.37	96.37
22	46.77	56.12	60.8	65.48	70.16	70.16	77.17	77.17	84.19	84.19	91.2	91.2	98.22	98.22	98.22	98.22
23	47.68	57.22	61.98	66.75	71.52	71.52	78.67	78.67	85.82	85.82	92.98	92.98	100.13	100.13	100.13	100.13
24	48.6	58.32	63.18	68.04	72.9	72.9	80.19	80.19	87.48	87.48	94.77	94.77	102.06	102.06	102.06	102.06
25	49.53	59.44	64.39	69.34	74.3	74.3	81.72	81.72	89.15	89.15	96.58	96.58	104.01	104.01	104.01	104.01
26	50.48	60.58	65.62	70.67	75.72	75.72	83.29	83.29	90.86	90.86	98.44	98.44	106.01	106.01	106.01	106.01
27	51.45	61.74	66.89	72.03	77.18	77.18	84.89	84.89	92.61	92.61	100.33	100.33	108.05	108.05	108.05	108.05
28	52.44	62.93	68.17	73.42	78.66	78.66	86.53	86.53	94.39	94.39	102.26	102.26	110.12	110.12	110.12	110.12
29	53.45	64.14	69.49	74.83	80.18	80.18	88.19	88.19	96.21	96.21	104.23	104.23	112.25	112.25	112.25	112.25
30	54.48	65.38	70.82	76.27	81.72	81.72	89.89	89.89	98.06	98.06	106.24	106.24	114.41	114.41	114.41	114.41
31	55.53	66.64	72.19	77.74	83.3	83.3	91.62	91.62	99.95	99.95	108.28	108.28	116.61	116.61	116.61	116.61
32	56.6	67.92	73.58	79.24	84.9	84.9	93.39	93.39	101.88	101.88	110.37	110.37	118.86	118.86	118.86	118.86
33	57.7	69.24	75.01	80.78	86.55	86.55	95.21	95.21	103.86	103.86	112.52	112.52	121.17	121.17	121.17	121.17
34	58.81	70.57	76.45	82.33	88.22	88.22	97.04	97.04	105.86	105.86	114.68	114.68	123.5	123.5	123.5	123.5
35	59.94	71.93	77.92	83.92	89.91	89.91	98.9	98.9	107.89	107.89	116.88	116.88	125.87	125.87	125.87	125.87
36	61.08	73.3	79.4	85.51	91.62	91.62	100.78	100.78	109.94	109.94	119.11	119.11	128.27	128.27	128.27	128.27
37	62.25	74.7	80.93	87.15	93.38	93.38	102.71	102.71	112.05	112.05	121.39	121.39	130.73	130.73	130.73	130.73
38	63.42	76.1	82.45	88.79	95.13	95.13	104.64	104.64	114.16	114.16	123.67	123.67	133.18	133.18	133.18	133.18
39	64.61	77.53	83.99	90.45	96.92	96.92	106.61	106.61	116.3	116.3	125.99	125.99	135.68	135.68	135.68	135.68
40	65.82	78.98	85.57	92.15	98.73	98.73	108.6	108.6	118.48	118.48	128.35	128.35	138.22	138.22	138.22	138.22
41	67.05	80.46	87.17	93.87	100.58	100.58	110.63	110.63	120.69	120.69	130.75	130.75	140.81	140.81	140.81	140.81
42	68.3	81.96	88.79	95.62	102.45	102.45	112.7	112.7	122.94	122.94	133.19	133.19	143.43	143.43	143.43	143.43
43	69.57	83.48	90.44	97.4	104.36	104.36	114.79	114.79	125.23	125.23	135.66	135.66	146.1	146.1	146.1	146.1
44	70.88	85.06	92.14	99.23	106.32	106.32	116.95	116.95	127.58	127.58	138.22	138.22	148.85	148.85	148.85	148.85
45	72.21	86.65	93.87	101.09	108.32	108.32	119.15	119.15	129.98	129.98	140.81	140.81	151.64	151.64	151.64	151.64
46	73.57	88.28	95.64	103	110.36	110.36	121.39	121.39	132.43	132.43	143.46	143.46	154.5	154.5	154.5	154.5
47	74.95	89.94	97.44	104.93	112.43	112.43	123.67	123.67	134.91	134.91	146.15	146.15	157.4	157.4	157.4	157.4
48	76.36	91.63	99.27	106.9	114.54	114.54	125.99	125.99	137.45	137.45	148.9	148.9	160.36	160.36	160.36	160.36
49	77.79	93.35	101.13	108.91	116.69	116.69	128.35	128.35	140.02	140.02	151.69	151.69	163.36	163.36	163.36	163.36
50	79.25	95.1	103.03	110.95	118.88	118.88	130.76	130.76	142.65	142.65	154.54	154.54	166.43	166.43	166.43	166.43
51	80.73	96.88	104.95	113.02	121.1	121.1	133.2	133.2	145.31	145.31	157.42	157.42	169.53	169.53	169.53	169.53
52	82.25	98.7	106.93	115.15	123.38	123.38	135.71	135.71	148.05	148.05	160.39	160.39	172.73	172.73	172.73	172.73
53	83.79	100.55	108.93	117.31	125.69	125.69	138.25	138.25	150.82	150.82	163.39	163.39	175.96	175.96	175.96	175.96
54	85.35	102.42	110.96	119.49	128.03	128.03	140.83	140.83	153.63	153.63	166.43	166.43	179.24	179.24	179.24	179.24
55	86.95	104.34	113.04	121.73	130.43	130.43	143.47	143.47	156.51	156.51	169.55	169.55	182.6	182.6	182.6	182.6
56	88.58	106.3	115.15	124.01	132.87	132.87	146.16	146.16	159.44	159.44	172.73	172.73	186.02	186.02	186.02	186.02
57	90.23	108.28	117.3	126.32	135.35	135.35	148.88	148.88	162.41	162.41	175.95	175.95	189.48	189.48	189.48	189.48
58	91.93	110.32	119.51	128.7	137.9	137.9	151.68	151.68	165.47	165.47	179.26	179.26	193.05	193.05	193.05	193.05
59	93.65	112.38	121.75	131.11	140.48	140.48	154.52	154.52	168.57	168.57	182.62	182.62	196.67	196.67	196.67	196.67
60	95.42	114.5	124.05	133.59	143.13	143.13	157.44	157.44	171.76	171.76	186.07	186.07	200.38	200.38	200.38	200.38
61	97.22	116.66	126.39	136.11	145.83	145.83	160.41	160.41	175	175	189.58	189.58	204.16	204.16	204.16	204.16
62	99.06	118.87	128.78	138.68	148.59	148.59	163.45	163.45	178.31	178.31	193.17	193.17	208.03	208.03	208.03	208.03
63	100.95	121.14	131.24	141.33	151.43	151.43	166.57	166.57	181.71	181.71	196.85	196.85	212	212	212	212
64	102.87	123.44	133.73	144.02	154.31	154.31	169.74	169.74	185.17	185.17	200.6	200.6	216.03	216.03	216.03	216.03
65	104.84	125.81	136.29	146.78	157.26	157.26	172.99	172.99	188.71	188.71	204.44	204.44	220.16	220.16	220.16	220.16
66	106.86	128.23	138.92	149.6	160.29	160.29	176.32	176.32	192.35	192.35	208.38	208.38	224.41	224.41	224.41	224.41
67	108.92	130.7	141.6	152.49	163.38	163.38	179.72	179.72	196.06	196.06	212.39	212.39	228.73	228.73	228.73	228.73
68	111.04	133.25	144.35	155.46	166.56	166.56	183.22	183.22	199.87	199.87	216.53	216.53	233.18	233.18	233.18	233.18

69	113.21	135.85	147.17	158.49	169.82	169.82	186.8	186.8	203.78	203.78	220.76	220.76	237.74	237.74	237.74	237.74
70	115.44	138.53	150.07	161.62	173.16	173.16	190.48	190.48	207.79	207.79	225.11	225.11	242.42	242.42	242.42	242.42
71	117.74	141.29	153.06	164.84	176.61	176.61	194.27	194.27	211.93	211.93	229.59	229.59	247.25	247.25	247.25	247.25
72	120.13	144.16	156.17	168.18	180.2	180.2	198.21	198.21	216.23	216.23	234.25	234.25	252.27	252.27	252.27	252.27
73	122.62	147.14	159.41	171.67	183.93	183.93	202.32	202.32	220.72	220.72	239.11	239.11	257.5	257.5	257.5	257.5
74	125.22	150.26	162.79	175.31	187.83	187.83	206.61	206.61	225.4	225.4	244.18	244.18	262.96	262.96	262.96	262.96
75	127.97	153.56	166.36	179.16	191.96	191.96	211.15	211.15	230.35	230.35	249.54	249.54	268.74	268.74	268.74	268.74

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Unisex

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	47.68	57.22	61.98	66.75	71.52	71.52	78.67	78.67	85.82	85.82	92.98	92.98	100.13	100.13	100.13	100.13
21	48.56	58.27	63.13	67.98	72.84	72.84	80.12	80.12	87.41	87.41	94.69	94.69	101.98	101.98	101.98	101.98
22	49.45	59.34	64.29	69.23	74.18	74.18	81.59	81.59	89.01	89.01	96.43	96.43	103.85	103.85	103.85	103.85
23	50.35	60.42	65.46	70.49	75.53	75.53	83.08	83.08	90.63	90.63	98.18	98.18	105.74	105.74	105.74	105.74
24	51.27	61.52	66.65	71.78	76.91	76.91	84.6	84.6	92.29	92.29	99.98	99.98	107.67	107.67	107.67	107.67
25	52.21	62.65	67.87	73.09	78.32	78.32	86.15	86.15	93.98	93.98	101.81	101.81	109.64	109.64	109.64	109.64
26	53.16	63.79	69.11	74.42	79.74	79.74	87.71	87.71	95.69	95.69	103.66	103.66	111.64	111.64	111.64	111.64
27	54.13	64.96	70.37	75.78	81.2	81.2	89.31	89.31	97.43	97.43	105.55	105.55	113.67	113.67	113.67	113.67
28	55.13	66.16	71.67	77.18	82.7	82.7	90.96	90.96	99.23	99.23	107.5	107.5	115.77	115.77	115.77	115.77
29	56.15	67.38	73	78.61	84.23	84.23	92.65	92.65	101.07	101.07	109.49	109.49	117.92	117.92	117.92	117.92
30	57.19	68.63	74.35	80.07	85.79	85.79	94.36	94.36	102.94	102.94	111.52	111.52	120.1	120.1	120.1	120.1
31	58.26	69.91	75.74	81.56	87.39	87.39	96.13	96.13	104.87	104.87	113.61	113.61	122.35	122.35	122.35	122.35
32	59.35	71.22	77.16	83.09	89.03	89.03	97.93	97.93	106.83	106.83	115.73	115.73	124.64	124.64	124.64	124.64
33	60.46	72.55	78.6	84.64	90.69	90.69	99.76	99.76	108.83	108.83	117.9	117.9	126.97	126.97	126.97	126.97
34	61.59	73.91	80.07	86.23	92.39	92.39	101.62	101.62	110.86	110.86	120.1	120.1	129.34	129.34	129.34	129.34
35	62.74	75.29	81.56	87.84	94.11	94.11	103.52	103.52	112.93	112.93	122.34	122.34	131.75	131.75	131.75	131.75
36	63.91	76.69	83.08	89.47	95.87	95.87	105.45	105.45	115.04	115.04	124.62	124.62	134.21	134.21	134.21	134.21
37	65.09	78.11	84.62	91.13	97.64	97.64	107.4	107.4	117.16	117.16	126.93	126.93	136.69	136.69	136.69	136.69
38	66.29	79.55	86.18	92.81	99.44	99.44	109.38	109.38	119.32	119.32	129.27	129.27	139.21	139.21	139.21	139.21
39	67.5	81	87.75	94.5	101.25	101.25	111.38	111.38	121.5	121.5	131.63	131.63	141.75	141.75	141.75	141.75
40	68.72	82.46	89.34	96.21	103.08	103.08	113.39	113.39	123.7	123.7	134	134	144.31	144.31	144.31	144.31
41	69.96	83.95	90.95	97.94	104.94	104.94	115.43	115.43	125.93	125.93	136.42	136.42	146.92	146.92	146.92	146.92
42	71.21	85.45	92.57	99.69	106.82	106.82	117.5	117.5	128.18	128.18	138.86	138.86	149.54	149.54	149.54	149.54
43	72.47	86.96	94.21	101.46	108.71	108.71	119.58	119.58	130.45	130.45	141.32	141.32	152.19	152.19	152.19	152.19
44	73.76	88.51	95.89	103.26	110.64	110.64	121.7	121.7	132.77	132.77	143.83	143.83	154.9	154.9	154.9	154.9
45	75.08	90.1	97.6	105.11	112.62	112.62	123.88	123.88	135.14	135.14	146.41	146.41	157.67	157.67	157.67	157.67
46	76.42	91.7	99.35	106.99	114.63	114.63	126.09	126.09	137.56	137.56	149.02	149.02	160.48	160.48	160.48	160.48
47	77.79	93.35	101.13	108.91	116.69	116.69	128.35	128.35	140.02	140.02	151.69	151.69	163.36	163.36	163.36	163.36
48	79.18	95.02	102.93	110.85	118.77	118.77	130.65	130.65	142.52	142.52	154.4	154.4	166.28	166.28	166.28	166.28
49	80.62	96.74	104.81	112.87	120.93	120.93	133.02	133.02	145.12	145.12	157.21	157.21	169.3	169.3	169.3	169.3
50	82.08	98.5	106.7	114.91	123.12	123.12	135.43	135.43	147.74	147.74	160.06	160.06	172.37	172.37	172.37	172.37
51	83.58	100.3	108.65	117.01	125.37	125.37	137.91	137.91	150.44	150.44	162.98	162.98	175.52	175.52	175.52	175.52
52	85.11	102.13	110.64	119.15	127.67	127.67	140.43	140.43	153.2	153.2	165.96	165.96	178.73	178.73	178.73	178.73
53	86.67	104	112.67	121.34	130.01	130.01	143.01	143.01	156.01	156.01	169.01	169.01	182.01	182.01	182.01	182.01
54	88.27	105.92	114.75	123.58	132.41	132.41	145.65	145.65	158.89	158.89	172.13	172.13	185.37	185.37	185.37	185.37
55	89.9	107.88	116.87	125.86	134.85	134.85	148.34	148.34	161.82	161.82	175.31	175.31	188.79	188.79	188.79	188.79
56	91.56	109.87	119.03	128.18	137.34	137.34	151.07	151.07	164.81	164.81	178.54	178.54	192.28	192.28	192.28	192.28
57	93.26	111.91	121.24	130.56	139.89	139.89	153.88	153.88	167.87	167.87	181.86	181.86	195.85	195.85	195.85	195.85
58	95	114	123.5	133	142.5	142.5	156.75	156.75	171	171	185.25	185.25	199.5	199.5	199.5	199.5
59	96.78	116.14	125.81	135.49	145.17	145.17	159.69	159.69	174.2	174.2	188.72	188.72	203.24	203.24	203.24	203.24
60	98.61	118.33	128.19	138.05	147.92	147.92	162.71	162.71	177.5	177.5	192.29	192.29	207.08	207.08	207.08	207.08
61	100.47	120.56	130.61	140.66	150.71	150.71	165.78	165.78	180.85	180.85	195.92	195.92	210.99	210.99	210.99	210.99
62	102.38	122.86	133.09	143.33	153.57	153.57	168.93	168.93	184.28	184.28	199.64	199.64	215	215	215	215
63	104.32	125.18	135.62	146.05	156.48	156.48	172.13	172.13	187.78	187.78	203.42	203.42	219.07	219.07	219.07	219.07
64	106.3	127.56	138.19	148.82	159.45	159.45	175.4	175.4	191.34	191.34	207.29	207.29	223.23	223.23	223.23	223.23
65	108.32	129.98	140.82	151.65	162.48	162.48	178.73	178.73	194.98	194.98	211.22	211.22	227.47	227.47	227.47	227.47
66	110.39	132.47	143.51	154.55	165.59	165.59	182.14	182.14	198.7	198.7	215.26	215.26	231.82	231.82	231.82	231.82
67	112.51	135.01	146.26	157.51	168.77	168.77	185.64	185.64	202.52	202.52	219.39	219.39	236.27	236.27	236.27	236.27
68	114.72	137.66	149.14	160.61	172.08	172.08	189.29	189.29	206.5	206.5	223.7	223.7	240.91	240.91	240.91	240.91

69	117.01	140.41	152.11	163.81	175.52	175.52	193.07	193.07	210.62	210.62	228.17	228.17	245.72	245.72	245.72	245.72
70	119.42	143.3	155.25	167.19	179.13	179.13	197.04	197.04	214.96	214.96	232.87	232.87	250.78	250.78	250.78	250.78
71	121.94	146.33	158.52	170.72	182.91	182.91	201.2	201.2	219.49	219.49	237.78	237.78	256.07	256.07	256.07	256.07
72	124.58	149.5	161.95	174.41	186.87	186.87	205.56	205.56	224.24	224.24	242.93	242.93	261.62	261.62	261.62	261.62
73	127.35	152.82	165.56	178.29	191.03	191.03	210.13	210.13	229.23	229.23	248.33	248.33	267.44	267.44	267.44	267.44
74	130.24	156.29	169.31	182.34	195.36	195.36	214.9	214.9	234.43	234.43	253.97	253.97	273.5	273.5	273.5	273.5
75	133.27	159.92	173.25	186.58	199.91	199.91	219.9	219.9	239.89	239.89	259.88	259.88	279.87	279.87	279.87	279.87

APPENDIX B

In Appendix B, delete the current Guideline Premium/Cash Value Corridor Test table, and replace with the following:

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value
0-40	250	53	164	66	119
41	243	54	157	67	118
42	236	55	150	68	117
43	229	56	146	69	116
44	222	57	142	70	115
45	215	58	138	71	113
46	209	59	134	72	111
47	203	60	130	73	109
48	197	61	128	74	107
49	191	62	126	75-90	105
50	185	63	124	91	104
51	178	64	122	92	103
52	171	65	120	93	102
				94+	101

In Appendix B, delete the headings in the current tables and replace with the following:

Cash Value Accumulation Test (percentage of Surrender Value) – Male
For Policy Dates before October 1, 2021

Cash Value Accumulation Test (percentage of Surrender Value) – Female
For Policy Dates before October 1, 2021

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex
For Policy Dates before October 1, 2021

In Appendix B, add the following tables to the end of the section:

Cash Value Accumulation Test (percentage of Surrender Value) – Male
For Policy Dates on or after October 1, 2021
(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	461.136%	420.898%	406.082%	393.469%	382.515%	372.855%	364.231%	356.456%	349.389%	342.919%	336.963%	331.450%	326.324%	321.540%	317.059%	312.847%
1	452.546%	413.195%	398.711%	386.381%	375.675%	366.234%	357.808%	350.211%	343.307%	336.987%	331.169%	325.784%	320.778%	316.106%	311.730%	307.618%
2	443.920%	405.394%	391.216%	379.148%	368.670%	359.431%	351.185%	343.752%	336.996%	330.813%	325.120%	319.852%	314.955%	310.384%	306.103%	302.081%
3	435.422%	397.697%	383.815%	372.001%	361.743%	352.699%	344.628%	337.352%	330.740%	324.689%	319.117%	313.962%	309.169%	304.697%	300.507%	296.571%
4	427.054%	390.105%	376.511%	364.942%	354.898%	346.043%	338.140%	331.017%	324.543%	318.619%	313.165%	308.118%	303.426%	299.048%	294.947%	291.095%
5	418.830%	382.637%	369.322%	357.992%	348.155%	339.484%	331.745%	324.770%	318.431%	312.631%	307.291%	302.349%	297.756%	293.469%	289.455%	285.683%
6	410.746%	375.291%	362.249%	351.151%	341.517%	333.024%	325.445%	318.614%	312.406%	306.726%	301.496%	296.658%	292.160%	287.962%	284.031%	280.338%
7	402.816%	368.083%	355.307%	344.436%	335.000%	326.682%	319.259%	312.569%	306.489%	300.926%	295.805%	291.066%	286.662%	282.551%	278.702%	275.085%
8	395.036%	361.009%	348.494%	337.846%	328.603%	320.455%	313.185%	306.633%	300.679%	295.230%	290.215%	285.574%	281.261%	277.236%	273.466%	269.924%
9	387.392%	354.053%	341.793%	331.361%	322.307%	314.326%	307.204%	300.786%	294.954%	289.617%	284.705%	280.159%	275.934%	271.992%	268.300%	264.831%
10	379.893%	347.228%	335.217%	324.997%	316.127%	308.309%	301.333%	295.046%	289.333%	284.105%	279.294%	274.841%	270.703%	266.842%	263.225%	259.828%
11	372.536%	340.532%	328.764%	318.752%	310.063%	302.403%	295.569%	289.411%	283.814%	278.694%	273.981%	269.620%	265.566%	261.784%	258.242%	254.914%
12	365.330%	333.974%	322.445%	312.637%	304.125%	296.622%	289.928%	283.895%	278.413%	273.398%	268.781%	264.510%	260.540%	256.835%	253.365%	250.106%
13	358.279%	327.561%	316.268%	306.661%	298.323%	290.975%	284.418%	278.510%	273.141%	268.229%	263.708%	259.525%	255.637%	252.009%	248.611%	245.420%
14	351.397%	321.312%	310.252%	300.844%	292.680%	285.484%	279.065%	273.280%	268.023%	263.214%	258.788%	254.692%	250.886%	247.334%	244.008%	240.883%
15	344.704%	315.249%	304.422%	295.214%	287.223%	280.181%	273.898%	268.237%	263.094%	258.388%	254.056%	250.049%	246.324%	242.849%	239.595%	236.537%
16	338.231%	309.412%	298.822%	289.816%	282.001%	275.115%	268.972%	263.436%	258.407%	253.806%	249.572%	245.654%	242.013%	238.616%	235.435%	232.446%
17	331.989%	303.816%	293.466%	284.666%	277.031%	270.304%	264.303%	258.896%	253.985%	249.491%	245.356%	241.531%	237.975%	234.658%	231.552%	228.634%
18	325.994%	298.480%	288.377%	279.788%	272.337%	265.774%	259.919%	254.646%	249.855%	245.473%	241.441%	237.710%	234.244%	231.009%	227.981%	225.136%
19	320.195%	293.342%	283.487%	275.111%	267.848%	261.449%	255.744%	250.604%	245.937%	241.667%	237.739%	234.105%	230.728%	227.578%	224.629%	221.858%
20	314.504%	288.300%	278.688%	270.521%	263.439%	257.203%	251.643%	246.636%	242.088%	237.929%	234.103%	230.564%	227.275%	224.208%	221.336%	218.638%
21	308.925%	283.357%	273.984%	266.022%	259.120%	253.043%	247.626%	242.747%	238.318%	234.268%	230.541%	227.095%	223.894%	220.907%	218.112%	215.486%
22	303.450%	278.504%	269.364%	261.602%	254.876%	248.955%	243.677%	238.926%	234.612%	230.668%	227.040%	223.685%	220.569%	217.662%	214.941%	212.385%
23	298.074%	273.737%	264.825%	257.260%	250.705%	244.936%	239.796%	235.169%	230.969%	227.129%	223.597%	220.331%	217.298%	214.469%	211.821%	209.335%
24	292.795%	269.054%	260.365%	252.992%	246.605%	240.986%	235.980%	231.474%	227.384%	223.646%	220.209%	217.031%	214.079%	211.326%	208.750%	206.331%
25	287.612%	264.452%	255.983%	248.797%	242.574%	237.101%	232.226%	227.839%	223.858%	220.219%	216.874%	213.781%	210.910%	208.232%	205.726%	203.373%
26	282.521%	259.931%	251.674%	244.672%	238.610%	233.279%	228.532%	224.261%	220.386%	216.846%	213.590%	210.581%	207.788%	205.183%	202.746%	200.458%
27	277.506%	255.468%	247.419%	240.595%	234.689%	229.496%	224.873%	220.715%	216.943%	213.497%	210.329%	207.402%	204.684%	202.150%	199.779%	197.554%
28	272.556%	251.053%	243.204%	236.552%	230.797%	225.738%	221.235%	217.185%	213.513%	210.158%	207.074%	204.225%	201.580%	199.115%	196.808%	194.644%
29	267.671%	246.687%	239.032%	232.546%	226.936%	222.006%	217.619%	213.674%	210.097%	206.830%	203.828%	201.054%	198.480%	196.080%	193.836%	191.729%
30	262.857%	242.375%	234.908%	228.583%	223.113%	218.308%	214.033%	210.190%	206.706%	203.524%	200.600%	197.900%	195.393%	193.057%	190.873%	188.823%
31	258.117%	238.123%	230.838%	224.669%	219.337%	214.653%	210.486%	206.741%	203.347%	200.247%	197.400%	194.770%	192.329%	190.055%	187.928%	185.933%
32	253.467%	233.951%	226.844%	220.828%	215.629%	211.063%	207.003%	203.354%	200.047%	197.028%	194.255%	191.694%	189.318%	187.104%	185.034%	183.092%
33	248.914%	229.868%	222.936%	217.071%	212.003%	207.554%	203.598%	200.044%	196.823%	193.884%	191.184%	188.691%	186.379%	184.224%	182.210%	180.320%
34	244.460%	225.876%	219.117%	213.400%	208.461%	204.127%	200.274%	196.813%	193.678%	190.816%	188.189%	185.763%	183.513%	181.417%	179.457%	177.619%

35	240.104%	221.975%	215.386%	209.815%	205.004%	200.783%	197.031%	193.662%	190.611%	187.827%	185.270%	182.911%	180.722%	178.684%	176.779%	174.992%
36	235.842%	218.161%	211.740%	206.312%	201.626%	197.517%	193.865%	190.587%	187.618%	184.910%	182.424%	180.129%	178.002%	176.020%	174.169%	172.432%
37	231.682%	214.444%	208.189%	202.903%	198.342%	194.343%	190.791%	187.602%	184.715%	182.082%	179.666%	177.437%	175.369%	173.445%	171.646%	169.959%
38	227.617%	210.816%	204.724%	199.579%	195.141%	191.251%	187.797%	184.697%	181.892%	179.333%	176.986%	174.820%	172.813%	170.944%	169.198%	167.561%
39	223.649%	207.279%	201.349%	196.343%	192.027%	188.245%	184.887%	181.876%	179.151%	176.666%	174.387%	172.286%	170.337%	168.524%	166.831%	165.243%
40	219.771%	203.828%	198.058%	193.189%	188.993%	185.318%	182.056%	179.132%	176.486%	174.076%	171.864%	169.825%	167.936%	166.178%	164.536%	162.997%
41	215.987%	200.464%	194.852%	190.119%	186.042%	182.473%	179.307%	176.469%	173.902%	171.564%	169.420%	167.444%	165.613%	163.910%	162.319%	160.829%
42	212.287%	197.180%	191.723%	187.124%	183.165%	179.700%	176.628%	173.876%	171.387%	169.121%	167.044%	165.130%	163.357%	161.708%	160.168%	158.726%
43	208.664%	193.964%	188.660%	184.193%	180.350%	176.988%	174.009%	171.341%	168.929%	166.734%	164.722%	162.869%	161.153%	159.558%	158.069%	156.674%
44	205.098%	190.795%	185.641%	181.302%	177.571%	174.310%	171.421%	168.834%	166.497%	164.371%	162.423%	160.629%	158.969%	157.426%	155.986%	154.638%
45	201.591%	187.675%	182.666%	178.452%	174.830%	171.666%	168.865%	166.358%	164.094%	162.035%	160.149%	158.413%	156.807%	155.315%	153.922%	152.619%
46	198.141%	184.601%	179.733%	175.641%	172.126%	169.056%	166.340%	163.910%	161.717%	159.723%	157.898%	156.219%	154.665%	153.222%	151.876%	150.617%
47	194.746%	181.572%	176.841%	172.867%	169.456%	166.478%	163.845%	161.490%	159.366%	157.436%	155.669%	154.044%	152.542%	151.147%	149.846%	148.629%
48	191.403%	178.585%	173.987%	170.128%	166.817%	163.928%	161.375%	159.093%	157.036%	155.167%	153.457%	151.885%	150.432%	149.083%	147.826%	146.651%
49	188.113%	175.640%	171.172%	167.423%	164.210%	161.408%	158.932%	156.721%	154.728%	152.918%	151.264%	149.743%	148.338%	147.034%	145.820%	144.684%
50	184.874%	172.737%	168.394%	164.753%	161.633%	158.915%	156.515%	154.372%	152.442%	150.690%	149.088%	147.617%	146.258%	144.998%	143.824%	142.727%
51	181.692%	169.882%	165.662%	162.126%	159.098%	156.462%	154.135%	152.058%	150.188%	148.492%	146.942%	145.519%	144.205%	142.987%	141.853%	140.793%
52	178.572%	167.082%	162.981%	159.547%	156.609%	154.052%	151.797%	149.785%	147.975%	146.333%	144.834%	143.457%	142.187%	141.010%	139.915%	138.892%
53	175.514%	164.338%	160.353%	157.020%	154.170%	151.691%	149.505%	147.557%	145.804%	144.215%	142.766%	141.435%	140.208%	139.071%	138.013%	137.026%
54	172.520%	161.650%	157.781%	154.546%	151.781%	149.378%	147.261%	145.375%	143.679%	142.142%	140.741%	139.455%	138.269%	137.171%	136.151%	135.198%
55	169.589%	159.021%	155.264%	152.125%	149.445%	147.116%	145.066%	143.240%	141.600%	140.114%	138.760%	137.518%	136.373%	135.314%	134.329%	133.410%
56	166.725%	156.452%	152.805%	149.761%	147.164%	144.909%	142.924%	141.158%	139.572%	138.136%	136.828%	135.629%	134.525%	133.503%	132.553%	131.668%
57	163.926%	153.945%	150.407%	147.455%	144.939%	142.756%	140.836%	139.129%	137.596%	136.209%	134.947%	133.790%	132.725%	131.740%	130.825%	129.972%
58	161.194%	151.500%	148.069%	145.209%	142.773%	140.660%	138.804%	137.154%	135.674%	134.336%	133.117%	132.002%	130.976%	130.027%	129.146%	128.325%
59	158.529%	149.118%	145.792%	143.022%	140.665%	138.622%	136.828%	135.235%	133.807%	132.516%	131.341%	130.267%	129.278%	128.365%	127.517%	126.728%
60	155.934%	146.802%	143.579%	140.899%	138.619%	136.645%	134.913%	133.376%	131.998%	130.754%	129.623%	128.588%	127.637%	126.759%	125.944%	125.186%
61	153.408%	144.552%	141.432%	138.840%	136.636%	134.731%	133.060%	131.577%	130.250%	129.052%	127.963%	126.968%	126.054%	125.210%	124.428%	123.700%
62	150.954%	142.371%	139.353%	136.848%	134.720%	132.882%	131.271%	129.843%	128.566%	127.413%	126.367%	125.411%	124.533%	123.723%	122.972%	122.275%
63	148.571%	140.259%	137.341%	134.922%	132.870%	131.099%	129.547%	128.173%	126.945%	125.838%	124.833%	123.915%	123.073%	122.297%	121.578%	120.910%
64	146.260%	138.216%	135.398%	133.065%	131.087%	129.382%	127.889%	126.569%	125.389%	124.326%	123.362%	122.483%	121.676%	120.933%	120.245%	119.606%
65	144.019%	136.241%	133.522%	131.273%	129.370%	127.729%	126.296%	125.028%	123.896%	122.878%	121.954%	121.113%	120.341%	119.631%	118.973%	118.363%
66	141.845%	134.330%	131.709%	129.544%	127.713%	126.137%	124.761%	123.546%	122.462%	121.486%	120.603%	119.799%	119.062%	118.383%	117.757%	117.175%
67	139.734%	132.479%	129.955%	127.872%	126.114%	124.601%	123.282%	122.118%	121.080%	120.148%	119.304%	118.536%	117.833%	117.187%	116.589%	116.036%
68	137.684%	130.684%	128.255%	126.253%	124.565%	123.116%	121.852%	120.739%	119.747%	118.856%	118.051%	117.319%	116.649%	116.034%	115.465%	114.939%
69	135.690%	128.943%	126.607%	124.685%	123.066%	121.678%	120.469%	119.405%	118.458%	117.608%	116.841%	116.143%	115.506%	114.920%	114.381%	113.881%
70	133.755%	127.254%	125.010%	123.166%	121.616%	120.287%	119.132%	118.116%	117.212%	116.403%	115.672%	115.009%	114.403%	113.847%	113.334%	112.860%
71	131.879%	125.622%	123.468%	121.701%	120.217%	118.947%	117.844%	116.875%	116.014%	115.244%	114.549%	113.919%	113.344%	112.816%	112.330%	111.881%
72	130.067%	124.051%	121.985%	120.294%	118.875%	117.663%	116.612%	115.688%	114.870%	114.138%	113.478%	112.879%	112.334%	111.834%	111.374%	110.949%
73	128.322%	122.543%	120.565%	118.948%	117.594%	116.439%	115.438%	114.560%	113.783%	113.088%	112.462%	111.895%	111.379%	110.906%	110.471%	110.070%
74	126.647%	121.103%	119.211%	117.668%	116.378%	115.278%	114.327%	113.494%	112.756%	112.098%	111.506%	110.970%	110.482%	110.035%	109.625%	109.247%
75	125.040%	119.729%	117.923%	116.452%	115.225%	114.180%	113.278%	112.489%	111.791%	111.168%	110.609%	110.103%	109.643%	109.222%	108.836%	108.480%

76	123.500%	118.419%	116.697%	115.298%	114.132%	113.142%	112.288%	111.541%	110.882%	110.295%	109.768%	109.292%	108.859%	108.463%	108.100%	107.766%
77	122.021%	117.167%	115.528%	114.199%	113.094%	112.157%	111.350%	110.646%	110.025%	109.472%	108.976%	108.529%	108.122%	107.752%	107.412%	107.098%
78	120.599%	115.968%	114.410%	113.150%	112.104%	111.219%	110.458%	109.795%	109.211%	108.692%	108.227%	107.808%	107.427%	107.080%	106.763%	106.470%
79	119.230%	114.817%	113.338%	112.145%	111.157%	110.323%	109.607%	108.984%	108.436%	107.949%	107.514%	107.122%	106.767%	106.443%	106.147%	105.874%
80	117.914%	113.713%	112.311%	111.183%	110.251%	109.466%	108.794%	108.209%	107.696%	107.242%	106.835%	106.470%	106.139%	105.837%	105.562%	105.309%
81	116.650%	112.656%	111.329%	110.264%	109.387%	108.649%	108.018%	107.472%	106.993%	106.569%	106.190%	105.850%	105.542%	105.263%	105.007%	104.772%
82	115.441%	111.649%	110.394%	109.390%	108.565%	107.873%	107.283%	106.772%	106.326%	105.931%	105.579%	105.264%	104.979%	104.720%	104.483%	104.267%
83	114.283%	110.686%	109.500%	108.554%	107.779%	107.130%	106.579%	106.103%	105.687%	105.320%	104.994%	104.702%	104.438%	104.199%	103.981%	103.781%
84	113.187%	109.779%	108.659%	107.769%	107.042%	106.435%	105.920%	105.477%	105.090%	104.750%	104.448%	104.178%	103.934%	103.713%	103.513%	103.329%
85	112.156%	108.930%	107.874%	107.036%	106.354%	105.787%	105.307%	104.894%	104.535%	104.220%	103.941%	103.691%	103.467%	103.264%	103.079%	102.910%
86	111.191%	108.142%	107.146%	106.359%	105.719%	105.189%	104.741%	104.357%	104.024%	103.732%	103.474%	103.244%	103.037%	102.850%	102.681%	102.526%
87	110.296%	107.419%	106.480%	105.739%	105.139%	104.643%	104.225%	103.868%	103.559%	103.289%	103.050%	102.837%	102.647%	102.475%	102.319%	102.177%
88	109.472%	106.762%	105.877%	105.179%	104.616%	104.152%	103.761%	103.429%	103.142%	102.891%	102.670%	102.473%	102.297%	102.139%	101.996%	101.865%
89	108.721%	106.174%	105.339%	104.683%	104.153%	103.717%	103.352%	103.042%	102.774%	102.541%	102.336%	102.154%	101.992%	101.845%	101.713%	101.593%
90	108.036%	105.651%	104.865%	104.245%	103.747%	103.337%	102.995%	102.704%	102.454%	102.237%	102.046%	101.877%	101.726%	101.590%	101.468%	101.357%
91	107.410%	105.189%	104.449%	103.866%	103.395%	103.009%	102.687%	102.414%	102.179%	101.976%	101.797%	101.639%	101.499%	101.373%	101.259%	101.157%
92	106.829%	104.781%	104.087%	103.537%	103.093%	102.728%	102.424%	102.166%	101.945%	101.754%	101.586%	101.438%	101.307%	101.189%	101.085%	101.000%
93	106.277%	104.413%	103.768%	103.251%	102.832%	102.487%	102.199%	101.955%	101.746%	101.565%	101.407%	101.268%	101.144%	101.034%	101.000%	101.000%
94	105.732%	104.074%	103.481%	103.001%	102.608%	102.283%	102.010%	101.779%	101.581%	101.410%	101.260%	101.127%	101.010%	101.000%	101.000%	101.000%
95	105.160%	103.736%	103.207%	102.769%	102.405%	102.101%	101.845%	101.628%	101.442%	101.281%	101.139%	101.016%	101.000%	101.000%	101.000%	101.000%
96	104.514%	103.356%	102.901%	102.515%	102.186%	101.906%	101.668%	101.464%	101.289%	101.137%	101.005%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.769%	102.919%	102.561%	102.243%	101.962%	101.715%	101.498%	101.309%	101.144%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.858%	102.352%	102.120%	101.902%	101.696%	101.504%	101.326%	101.159%	101.007%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.667%	101.502%	101.419%	101.337%	101.254%	101.172%	101.090%	101.008%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female
For Policy Dates on or after October 1, 2021
(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%

35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%
37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%
40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%
41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%
43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%

76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%
81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%
83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%
85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%
89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex
For Policy Dates on or after October 1, 2021
(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	467.398%	427.328%	412.568%	400.000%	389.082%	379.451%	370.851%	363.093%	356.039%	349.578%	343.627%	338.116%	332.989%	328.202%	323.715%	319.496%
1	458.699%	419.519%	405.091%	392.808%	382.140%	372.731%	364.329%	356.752%	349.862%	343.553%	337.742%	332.361%	327.356%	322.682%	318.302%	314.184%
2	449.960%	411.605%	397.483%	385.463%	375.023%	365.816%	357.596%	350.183%	343.442%	337.271%	331.586%	326.323%	321.427%	316.856%	312.573%	308.545%
3	441.336%	403.776%	389.950%	378.181%	367.962%	358.949%	350.903%	343.647%	337.050%	331.010%	325.447%	320.296%	315.506%	311.032%	306.841%	302.900%
4	432.843%	396.055%	382.515%	370.990%	360.983%	352.159%	344.280%	337.177%	330.718%	324.805%	319.358%	314.316%	309.627%	305.248%	301.145%	297.288%
5	424.495%	388.459%	375.197%	363.911%	354.110%	345.468%	337.754%	330.797%	324.473%	318.683%	313.351%	308.414%	303.823%	299.536%	295.519%	291.743%
6	416.305%	381.005%	368.015%	356.961%	347.363%	338.900%	331.345%	324.533%	318.340%	312.671%	307.449%	302.615%	298.120%	293.923%	289.990%	286.293%
7	408.270%	373.690%	360.966%	350.139%	340.739%	332.450%	325.052%	318.381%	312.317%	306.765%	301.652%	296.919%	292.517%	288.407%	284.557%	280.937%
8	400.386%	366.511%	354.048%	343.443%	334.236%	326.119%	318.873%	312.340%	306.401%	300.965%	295.958%	291.323%	287.013%	282.989%	279.218%	275.674%
9	392.640%	359.452%	347.243%	336.855%	327.836%	319.885%	312.787%	306.389%	300.572%	295.247%	290.344%	285.805%	281.584%	277.643%	273.950%	270.479%
10	385.042%	352.526%	340.565%	330.389%	321.554%	313.765%	306.814%	300.546%	294.849%	289.634%	284.831%	280.385%	276.251%	272.392%	268.775%	265.376%
11	377.587%	345.730%	334.012%	324.043%	315.389%	307.759%	300.949%	294.810%	289.230%	284.122%	279.418%	275.064%	271.015%	267.234%	263.693%	260.364%
12	370.285%	339.074%	327.595%	317.829%	309.352%	301.879%	295.209%	289.196%	283.731%	278.728%	274.121%	269.856%	265.891%	262.189%	258.720%	255.460%
13	363.131%	332.555%	321.311%	311.745%	303.442%	296.122%	289.589%	283.700%	278.348%	273.448%	268.936%	264.760%	260.877%	257.251%	253.855%	250.662%
14	356.140%	326.191%	315.179%	305.811%	297.680%	290.512%	284.115%	278.349%	273.108%	268.311%	263.893%	259.805%	256.003%	252.453%	249.128%	246.003%
15	349.343%	320.020%	309.240%	300.070%	292.112%	285.097%	278.837%	273.194%	268.065%	263.371%	259.048%	255.048%	251.328%	247.855%	244.601%	241.544%
16	342.762%	314.073%	303.527%	294.558%	286.775%	279.915%	273.794%	268.277%	263.262%	258.673%	254.447%	250.536%	246.900%	243.506%	240.326%	237.337%
17	336.404%	308.354%	298.047%	289.282%	281.677%	274.975%	268.996%	263.607%	258.709%	254.227%	250.101%	246.282%	242.731%	239.417%	236.312%	233.394%
18	330.286%	302.887%	292.823%	284.268%	276.846%	270.307%	264.473%	259.216%	254.439%	250.067%	246.043%	242.319%	238.857%	235.626%	232.599%	229.754%
19	324.347%	297.600%	287.781%	279.436%	272.198%	265.821%	260.134%	255.010%	250.354%	246.095%	242.174%	238.545%	235.173%	232.025%	229.077%	226.306%
20	318.516%	292.406%	282.826%	274.686%	267.627%	261.411%	255.867%	250.872%	246.336%	242.185%	238.365%	234.830%	231.545%	228.479%	225.608%	222.910%
21	312.804%	287.318%	277.973%	270.034%	263.153%	257.093%	251.690%	246.824%	242.403%	238.360%	234.639%	231.197%	227.998%	225.013%	222.217%	219.590%
22	307.192%	282.318%	273.202%	265.461%	258.752%	252.845%	247.580%	242.838%	238.532%	234.594%	230.970%	227.618%	224.503%	221.596%	218.874%	216.317%
23	301.681%	277.403%	268.511%	260.962%	254.422%	248.665%	243.534%	238.914%	234.719%	230.884%	227.355%	224.091%	221.058%	218.228%	215.579%	213.090%
24	296.272%	272.579%	263.906%	256.545%	250.170%	244.559%	239.560%	235.060%	230.974%	227.239%	223.803%	220.625%	217.673%	214.918%	212.340%	209.918%
25	290.964%	267.843%	259.384%	252.208%	245.994%	240.527%	235.656%	231.273%	227.294%	223.657%	220.311%	217.218%	214.345%	211.664%	209.155%	206.799%
26	285.754%	263.192%	254.943%	247.947%	241.891%	236.564%	231.819%	227.550%	223.676%	220.135%	216.879%	213.868%	211.072%	208.464%	206.023%	203.730%
27	280.624%	258.605%	250.560%	243.739%	237.836%	232.645%	228.023%	223.865%	220.092%	216.644%	213.474%	210.544%	207.822%	205.284%	202.909%	200.679%
28	275.568%	254.076%	246.229%	239.577%	233.822%	228.764%	224.260%	220.209%	216.534%	213.176%	210.090%	207.237%	204.588%	202.117%	199.806%	197.636%
29	270.581%	249.600%	241.943%	235.456%	229.844%	224.912%	220.523%	216.575%	212.995%	209.724%	206.718%	203.940%	201.360%	198.955%	196.705%	194.593%
30	265.673%	245.188%	237.717%	231.388%	225.916%	221.107%	216.829%	212.981%	209.493%	206.306%	203.378%	200.672%	198.160%	195.818%	193.627%	191.571%
31	260.847%	240.846%	233.555%	227.381%	222.043%	217.355%	213.184%	209.434%	206.034%	202.930%	200.077%	197.441%	194.995%	192.714%	190.581%	188.579%
32	256.109%	236.581%	229.466%	223.443%	218.238%	213.667%	209.601%	205.946%	202.633%	199.609%	196.829%	194.262%	191.880%	189.660%	187.583%	185.634%
33	251.474%	232.411%	225.470%	219.596%	214.521%	210.065%	206.102%	202.541%	199.314%	196.368%	193.662%	191.162%	188.843%	186.682%	184.660%	182.763%
34	246.938%	228.331%	221.561%	215.833%	210.886%	206.544%	202.683%	199.215%	196.072%	193.204%	190.569%	188.136%	185.879%	183.776%	181.809%	179.964%

35	242.499%	224.343%	217.741%	212.158%	207.337%	203.106%	199.346%	195.969%	192.909%	190.117%	187.553%	185.185%	182.989%	180.944%	179.031%	177.236%
36	238.159%	220.446%	214.009%	208.568%	203.872%	199.752%	196.091%	192.803%	189.826%	187.109%	184.615%	182.312%	180.176%	178.187%	176.328%	174.583%
37	233.921%	216.647%	210.375%	205.075%	200.501%	196.491%	192.928%	189.729%	186.833%	184.191%	181.766%	179.528%	177.452%	175.519%	173.713%	172.018%
38	229.783%	212.942%	206.831%	201.670%	197.219%	193.317%	189.851%	186.741%	183.925%	181.358%	179.001%	176.827%	174.811%	172.934%	171.179%	169.534%
39	225.742%	209.328%	203.378%	198.355%	194.024%	190.229%	186.860%	183.837%	181.101%	178.607%	176.318%	174.207%	172.250%	170.429%	168.726%	167.131%
40	221.793%	205.801%	200.010%	195.122%	190.911%	187.222%	183.948%	181.011%	178.355%	175.933%	173.712%	171.664%	169.765%	167.998%	166.348%	164.801%
41	217.935%	202.360%	196.724%	191.972%	187.878%	184.294%	181.114%	178.263%	175.685%	173.336%	171.181%	169.195%	167.354%	165.642%	164.043%	162.544%
42	214.161%	198.996%	193.515%	188.894%	184.917%	181.436%	178.349%	175.583%	173.082%	170.804%	168.715%	166.790%	165.007%	163.349%	161.800%	160.349%
43	210.463%	195.700%	190.370%	185.880%	182.016%	178.636%	175.641%	172.958%	170.532%	168.324%	166.301%	164.436%	162.709%	161.104%	159.605%	158.201%
44	206.826%	192.455%	187.272%	182.908%	179.156%	175.875%	172.968%	170.365%	168.014%	165.874%	163.914%	162.108%	160.436%	158.882%	157.431%	156.073%
45	203.249%	189.259%	184.219%	179.979%	176.334%	173.149%	170.329%	167.805%	165.525%	163.451%	161.552%	159.803%	158.185%	156.681%	155.278%	153.964%
46	199.732%	186.114%	181.213%	177.092%	173.553%	170.461%	167.725%	165.277%	163.068%	161.058%	159.219%	157.525%	155.959%	154.504%	153.146%	151.876%
47	196.275%	183.019%	178.254%	174.251%	170.813%	167.813%	165.159%	162.785%	160.643%	158.696%	156.915%	155.276%	153.760%	152.352%	151.039%	149.811%
48	192.875%	179.972%	175.339%	171.449%	168.111%	165.199%	162.624%	160.322%	158.247%	156.361%	154.635%	153.048%	151.581%	150.219%	148.950%	147.763%
49	189.533%	176.973%	172.468%	168.688%	165.447%	162.620%	160.123%	157.891%	155.880%	154.052%	152.382%	150.846%	149.426%	148.109%	146.881%	145.734%
50	186.245%	174.019%	169.639%	165.966%	162.819%	160.076%	157.653%	155.489%	153.540%	151.770%	150.152%	148.665%	147.292%	146.017%	144.830%	143.721%
51	183.019%	171.119%	166.861%	163.293%	160.237%	157.575%	155.225%	153.128%	151.239%	149.524%	147.958%	146.519%	145.191%	143.958%	142.811%	141.739%
52	179.857%	168.276%	164.138%	160.672%	157.705%	155.122%	152.844%	150.811%	148.981%	147.321%	145.805%	144.413%	143.128%	141.937%	140.828%	139.793%
53	176.760%	165.492%	161.470%	158.104%	155.225%	152.720%	150.511%	148.542%	146.770%	145.163%	143.696%	142.350%	141.108%	139.956%	138.886%	137.886%
54	173.728%	162.767%	158.860%	155.592%	152.799%	150.370%	148.230%	146.322%	144.607%	143.052%	141.633%	140.332%	139.132%	138.020%	136.986%	136.021%
55	170.761%	160.101%	156.306%	153.135%	150.426%	148.072%	145.998%	144.151%	142.491%	140.988%	139.617%	138.359%	137.200%	136.126%	135.128%	134.197%
56	167.862%	157.499%	153.814%	150.738%	148.111%	145.831%	143.823%	142.036%	140.431%	138.977%	137.652%	136.438%	135.318%	134.283%	133.320%	132.423%
57	165.030%	154.959%	151.383%	148.400%	145.855%	143.646%	141.704%	139.975%	138.423%	137.019%	135.740%	134.567%	133.488%	132.489%	131.561%	130.696%
58	162.266%	152.482%	149.013%	146.121%	143.656%	141.519%	139.640%	137.969%	136.470%	135.114%	133.879%	132.749%	131.708%	130.745%	129.852%	129.019%
59	159.570%	150.069%	146.706%	143.904%	141.518%	139.451%	137.635%	136.021%	134.573%	133.265%	132.074%	130.985%	129.982%	129.055%	128.195%	127.394%
60	156.942%	147.721%	144.462%	141.750%	139.442%	137.444%	135.689%	134.131%	132.735%	131.474%	130.326%	129.277%	128.311%	127.420%	126.593%	125.823%
61	154.386%	145.441%	142.285%	139.661%	137.430%	135.500%	133.806%	132.304%	130.958%	129.743%	128.638%	127.628%	126.700%	125.843%	125.048%	124.309%
62	151.901%	143.230%	140.176%	137.639%	135.485%	133.622%	131.989%	130.541%	129.245%	128.076%	127.013%	126.042%	125.151%	124.328%	123.565%	122.856%
63	149.487%	141.088%	138.135%	135.684%	133.605%	131.809%	130.236%	128.842%	127.595%	126.471%	125.450%	124.518%	123.663%	122.873%	122.142%	121.463%
64	147.145%	139.015%	136.161%	133.797%	131.792%	130.062%	128.548%	127.208%	126.010%	124.931%	123.951%	123.057%	122.237%	121.481%	120.782%	120.132%
65	144.874%	137.010%	134.256%	131.976%	130.045%	128.381%	126.926%	125.638%	124.489%	123.453%	122.515%	121.659%	120.874%	120.151%	119.482%	118.861%
66	142.670%	135.070%	132.413%	130.218%	128.360%	126.760%	125.363%	124.128%	123.026%	122.034%	121.136%	120.317%	119.567%	118.876%	118.238%	117.645%
67	140.532%	133.191%	130.632%	128.519%	126.733%	125.198%	123.857%	122.674%	121.619%	120.670%	119.812%	119.029%	118.313%	117.654%	117.046%	116.481%
68	138.455%	131.371%	128.907%	126.875%	125.161%	123.688%	122.404%	121.271%	120.262%	119.356%	118.536%	117.790%	117.107%	116.479%	115.900%	115.362%
69	136.437%	129.606%	127.236%	125.284%	123.640%	122.229%	121.000%	119.916%	118.953%	118.088%	117.306%	116.595%	115.945%	115.347%	114.796%	114.286%
70	134.478%	127.896%	125.619%	123.746%	122.170%	120.819%	119.644%	118.609%	117.690%	116.865%	116.120%	115.444%	114.825%	114.258%	113.734%	113.250%
71	132.581%	126.244%	124.057%	122.262%	120.753%	119.462%	118.339%	117.352%	116.476%	115.691%	114.982%	114.339%	113.752%	113.213%	112.717%	112.258%
72	130.747%	124.653%	122.555%	120.836%	119.393%	118.160%	117.090%	116.149%	115.315%	114.569%	113.896%	113.285%	112.728%	112.218%	111.747%	111.313%
73	128.979%	123.124%	121.114%	119.470%	118.093%	116.917%	115.898%	115.003%	114.211%	113.502%	112.864%	112.285%	111.758%	111.275%	110.830%	110.420%
74	127.278%	121.660%	119.738%	118.168%	116.855%	115.735%	114.766%	113.917%	113.165%	112.493%	111.889%	111.342%	110.843%	110.387%	109.968%	109.580%
75	125.645%	120.261%	118.424%	116.927%	115.678%	114.614%	113.694%	112.889%	112.177%	111.542%	110.971%	110.454%	109.984%	109.554%	109.159%	108.794%

76	124.076%	118.923%	117.172%	115.747%	114.559%	113.550%	112.679%	111.918%	111.245%	110.645%	110.107%	109.620%	109.178%	108.773%	108.402%	108.060%
77	122.568%	117.643%	115.975%	114.621%	113.495%	112.539%	111.716%	110.997%	110.363%	109.798%	109.291%	108.834%	108.418%	108.039%	107.691%	107.370%
78	121.118%	116.417%	114.830%	113.545%	112.479%	111.575%	110.798%	110.121%	109.525%	108.994%	108.519%	108.090%	107.700%	107.345%	107.020%	106.720%
79	119.721%	115.240%	113.732%	112.515%	111.507%	110.655%	109.923%	109.286%	108.726%	108.228%	107.783%	107.382%	107.018%	106.686%	106.383%	106.103%
80	118.378%	114.110%	112.681%	111.529%	110.577%	109.774%	109.087%	108.489%	107.964%	107.499%	107.083%	106.708%	106.369%	106.060%	105.778%	105.518%
81	117.089%	113.030%	111.675%	110.587%	109.690%	108.935%	108.289%	107.730%	107.239%	106.805%	106.417%	106.068%	105.752%	105.466%	105.203%	104.963%
82	115.856%	112.001%	110.719%	109.692%	108.847%	108.139%	107.534%	107.011%	106.553%	106.148%	105.787%	105.463%	105.171%	104.905%	104.662%	104.440%
83	114.677%	111.018%	109.806%	108.838%	108.044%	107.380%	106.814%	106.325%	105.899%	105.522%	105.187%	104.887%	104.616%	104.370%	104.146%	103.940%
84	113.560%	110.093%	108.949%	108.037%	107.291%	106.668%	106.140%	105.684%	105.287%	104.937%	104.627%	104.349%	104.098%	103.871%	103.665%	103.475%
85	112.508%	109.227%	108.147%	107.289%	106.589%	106.006%	105.512%	105.088%	104.719%	104.395%	104.107%	103.850%	103.619%	103.409%	103.219%	103.045%
86	111.523%	108.423%	107.404%	106.596%	105.940%	105.394%	104.934%	104.539%	104.196%	103.895%	103.629%	103.391%	103.178%	102.985%	102.810%	102.651%
87	110.607%	107.684%	106.724%	105.963%	105.347%	104.837%	104.407%	104.039%	103.720%	103.441%	103.195%	102.976%	102.779%	102.601%	102.440%	102.294%
88	109.762%	107.011%	106.106%	105.390%	104.812%	104.334%	103.932%	103.589%	103.292%	103.034%	102.805%	102.602%	102.421%	102.257%	102.109%	101.974%
89	108.987%	106.405%	105.552%	104.879%	104.335%	103.887%	103.511%	103.191%	102.914%	102.674%	102.462%	102.274%	102.106%	101.955%	101.818%	101.694%
90	108.276%	105.863%	105.061%	104.427%	103.915%	103.494%	103.141%	102.841%	102.583%	102.359%	102.161%	101.987%	101.831%	101.691%	101.564%	101.449%
91	107.622%	105.381%	104.627%	104.031%	103.548%	103.152%	102.820%	102.539%	102.297%	102.087%	101.903%	101.740%	101.595%	101.464%	101.347%	101.240%
92	107.012%	104.949%	104.245%	103.684%	103.230%	102.856%	102.543%	102.279%	102.051%	101.854%	101.681%	101.529%	101.393%	101.271%	101.161%	101.065%
93	106.428%	104.557%	103.904%	103.379%	102.952%	102.599%	102.304%	102.054%	101.840%	101.654%	101.491%	101.347%	101.220%	101.106%	101.003%	101.000%
94	105.851%	104.193%	103.596%	103.110%	102.710%	102.379%	102.101%	101.865%	101.662%	101.487%	101.333%	101.197%	101.077%	101.000%	101.000%	101.000%
95	105.248%	103.829%	103.297%	102.856%	102.488%	102.180%	101.920%	101.698%	101.508%	101.344%	101.200%	101.074%	101.000%	101.000%	101.000%	101.000%
96	104.574%	103.423%	102.970%	102.582%	102.251%	101.969%	101.727%	101.520%	101.342%	101.188%	101.055%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.806%	102.963%	102.608%	102.291%	102.010%	101.762%	101.544%	101.353%	101.187%	101.044%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.876%	102.377%	102.147%	101.930%	101.727%	101.536%	101.358%	101.193%	101.041%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.672%	101.509%	101.427%	101.346%	101.265%	101.184%	101.103%	101.022%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Part C
Other Information
Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies - Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(3)	Registered Representative Agreement - Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Filed as Exhibit (D1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d2)	Form of Change of Insured Rider (Filed as Exhibit (D2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d3)	Form of Death Benefit Guarantee Rider (Filed as Exhibit (D3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d4)	Form of Enhanced Cash Surrender Value Rider (Filed as Exhibit (D4) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d5)	Form of Supplemental Benefit Rider (Filed as Exhibit (D5) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d6)	Form of Life Paid-up Rider (Filed as Exhibit (D6) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d7)	Form of Aviation Exclusion Rider (Filed as Exhibit (D7) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d8)	Form of Hazardous Sports Exclusion Rider (Filed as Exhibit (D8) on 08/09/2019)(Accession No. 0001526622-19-000022)

(e)	Applications

	(e1)	Form of Life Insurance Application (Filed as Exhibit (E1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Filed as Exhibit (E2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Filed as Exhibit (E3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e4)	Form of Supplemental Application (Filed as Exhibit (E4) on 08/09/2019)(Accession No. 0001526622-19-000022)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Bylaws of Depositor (Incorporated by Reference from Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511) Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts - Incorporated by Reference from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011 (Accession No. 0000898745-11-000724)

(h)	Participation Agreements

1. AllianceBernstein
(a)	Participation Agreement dated December 15, 2014 (Filed as Exhibit (h)(1)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)(1)(e) on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 3 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)	Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Filed as Exhibit (h)(2)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4. Calvert Variable Series, Inc.
(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(a) on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6. Delaware Distributors
(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)

8. DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)

9. Fidelity Distributors Corporation
(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000017)

10. Franklin Templeton
(a)
Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896) (Accession No. 0000950137-08-008766)

(b)	Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(b) on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Filed as Exhibit (h)(7)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement Addendum dated May 1, 2011 (Filed as Exhibit (h)(7)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Filed as Exhibit (h)(7)(h) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(i) on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
(p)
Shareholder Information Agreement dated April 16, 2007 (Filed as Exhibit (h)(7)(a) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Filed as Exhibit (h)(8)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Filed as Exhibit (h)(8)(k) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(q) on 12/09/2011)(Accession No. 0000898745-11-000809)
(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(r) on 12/09/2011)(Accession No. 0000898745-11-000809)

12. Janus
(a)	Fund Participation Agreement dated August 28, 2000 (Filed as Exhibit (h)(9)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h)(9)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h)(9)(f) on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Filed as Exhibit (h)(9)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(k) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000017)

(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(n)
Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)	Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(m) on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000017)
(s)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(9)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)
(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

14. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as exhibit 99.h.14(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(10)(m) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(9)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)

15. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011(Filed as Exhibit (h)(10)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

16. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Administrative Services Letter Agreement dated December 21, 2007 (Filed as Exhibit (h)(11)(c) on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)	Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)

17. PIMCO
(a)
Participation Agreement dated March 9, 2009 (Filed as Exhibit (h)16(a) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(b)
Novation and Amendment dated October 22, 2010 (Filed as Exhibit (h)16(b) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(c)	Novation 1 dated October 22, 2010 (Filed as Exhibit (h)16(c) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(d)	Novation 2 dated October 22, 2010 (Filed as Exhibit (h)16(d) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(e)
Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Filed as Exhibit (h)16(e) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(f)
Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Filed as Exhibit (h)16(f) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(g)
Assignment and Amendment to Services Agreement dated March 29, 2012 (Filed as Exhibit (h)16(g) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(h)
Instrument of Accession and Amendment dated August, 29, 2012 (Filed as Exhibit (h)16(h) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

18. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Filed as Exhibit (h)(12)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(12)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)

(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

19. Putnam
(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Filed as Exhibit (h)(14)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Filed as Exhibit (h)(13)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
(d)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Ex 99(h)19(d) on 04/29/2021 (Accession No. 0001526622-21-000028)
(e)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 1 to Participation Agreement dated March 2, 2021 - Filed as Ex 99(h)19(f) on 04/29/2021 (Accession No. 0001526622-21-000028)
(g)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

20. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

21. Van Eck
(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Administrative Services Agreement dated May 1, 2011 (Filed as Exhibit (h)(15)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement dated November 28, 2007 (Filed as Exhibit (h)(15)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Participation Agreement dated April 24, 2009 (Filed as Exhibit (h)(15)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 2 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)	Amendment 3 to Service Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
(i)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
(j)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)21(j) on 04/28/2020 (Accession No. 0001526622-20-000017)
(k)	Shareholder Information Agreement dated November 28, 2007 (Filed as Exhibit (h)(14)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(l)	Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

22. Vanguard
(a)
Participation Agreement dated April 30, 2002 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account) (Accession No. 0000898745-11-000207)

(b)
Amendment to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(c)
Amendment 1 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(d) Amendment 2 to Participation Agreement dated April 15, 2007 (Filed as Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(e)
Amendment 3 to Participation Agreement dated September 11, 2007 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(f)
Amendment 4 to Participation Agreement dated April 24, 2012 (Filed as Exhibit (h)21(f) to Form N-6 filed 4/30/2014 by Principal Life Insurance Company Variable Life Separate Account (Accession No. 0000812797-14-000039)

23. Wanger International
(a) Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
(b) Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts
1.
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Exhibit 99.(k) on 10/25/2019 (Accession No. 0001526622-19-000038)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
(1) Consent of Ernst & Young LLP - Filed as Ex 99(n)(1) on 04/29/2021 (Accession No. 0001526622-21-000028)
(2) Powers of Attorney - N/A
(3) Opinion of Counsel *

(o)	Financial Statements Schedules

Principal National Life Insurance Company

(1) Report of Independent Auditors on Schedules - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

(2) Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2020 - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

(3) Schedule III - Supplementary Insurance Information As of December 31, 2020, 2019, and 2018 and for each of the years then ended - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

(4) Schedule IV - Reinsurance As of December 31, 2020, 2019, and 2018 and for each of the years then ended - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.(q) on 04/28/2020 (Accession No. 00015216622-20-000017)

* Filed herein
** To be filed by amendment

Item 31. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - U.S. Insurance Solutions
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President/Chief Risk Officer
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President - Retirement and Income Solutions
Nathan P. Schelhaas Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
Matthew C. Ahmann(1)	Associate Vice President - Government Relations
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Patrick G. Halter	President - Principal Global Asset Management
Kathleen B. Kay(1)	Senior Vice President and Chief Information Officer
Christopher J. Littlefield	Executive Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Alex P. Montz(1)	Counsel
Kevin J. Morris(1)	Vice President and Chief Marketing Officer
Christopher D. Payne(1)	Vice President - Federal Government Relations
Angela R. Sanders(1)	Senior Vice President and Controller
Dwight N. Soethout	Vice President and Chief Actuary
Kathleen M. Souhrada(1)	Vice President - Non-Qualified and Life Administration
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Traci L. Weldon(1)	Assistant Vice President - Compliance
Dan L. Westholm(1)	Assistant Vice President - Treasury
Richard H. Wireman II(1)	Vice President - Tax
Bethany A. Wood(1)	Senior Vice President and Chief Marketing Officer
Clint L. Woods(1)	Secretary

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2020 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal National Life Insurance Company - Organizational Structure
(December 31, 2020)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	100

-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	100
-->Principal Trustee Company Private Limited*#	India	100
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40

-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Alex P. Montz	Assistant Corporate Secretary
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$3,203,543.00	—	—	—

Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 29th day of September, 2021.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ N. P. Schelhaas	Chairman and President	September 29, 2021
N. P. Schelhaas

/s/ A. R. Sanders	Senior Vice President and Controller	September 29, 2021
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Executive Vice President and Chief Financial Officer	September 29, 2021
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Senior Vice President and Chief Risk Officer	September 29, 2021
K. A. McCullum

/s/ A. C. Friedrich	Director	September 29, 2021
A. C. Friedrich

/s/ S. D. Reddy	Director	September 29, 2021
S. D. Reddy